Note 19 Tax assets and liabilities (Details) - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	[2]	Dec. 31, 2021 [3]
Tax assets and liabilities [Line Items]
Current tax assets	[1]	€ 4,295	€ 2,860	€ 1,978
Deferred tax assets		14,354	14,641	14,747	[3]	€ 14,917
Tax assets		18,650	17,501	16,725
Current tax liabilities	[1]	575	878	1,415
Deferred tax liabilities		2,458	1,677	1,520	[3]	€ 1,769
Tax liabilities		3,033	2,554	2,935
Pensions [Member]
Tax assets and liabilities [Line Items]
Deferred tax assets		534	445	422
Financial instruments [Member]
Tax assets and liabilities [Line Items]
Deferred tax assets		1,335	1,069	1,478
Deferred tax liabilities		915	761	557
Loss allowances [Member]
Tax assets and liabilities [Line Items]
Deferred tax assets		2,158	2,127	1,834
Other [Member]
Tax assets and liabilities [Line Items]
Deferred tax assets		1,495	1,467	1,261
Deferred tax liabilities		1,543	916	963
Secured tax assets [Member]
Tax assets and liabilities [Line Items]
Deferred tax assets		7,979	8,534	8,689
Tax losses [Member]
Tax assets and liabilities [Line Items]
Deferred tax assets		€ 853	€ 999	€ 1,063

[1]
(1) In 2024, the increase in current tax assets corresponds mainly to a higher tax receivable of the tax group in Spain, as well as in Mexico and Colombia, in relation to the Corporate Income Tax for the year 2024 related to the installment payments made in the year. On the other hand, the decrease in current tax liabilities corresponds mainly to the decrease in the tax payable in Mexico and Argentina in relation to the estimated income tax for the year 2023.

[2]	(2) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[3]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3)